Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property and Equipment by Major Asset Classes
The following table shows the Company’s gross property, plant and equipment by major asset classes as of December 31, 2024 and 2025.

	Year Ended
	December 31, 2024	December 31, 2025
Wind turbines	$—	$32,576,826
Leasehold improvements	1,809,400	1,914,676
Office Furniture	116,613	105,743
Other fixtures and fittings, office equipment	68,178	61,274
Property, plant and equipment, net	$1,994,191	$34,658,519
The following tables reflect the gross carrying amount and accumulated depreciation as of December 31, 2024 and 2025:

	2025
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Wind turbines	$33,748,655	$(1,171,829)	$32,576,826
Leasehold improvements	2,228,502	(313,826)	1,914,676
Office furniture	133,455	(27,712)	105,743
Other fixtures and fittings, office equipment	115,527	(54,253)	61,274
Property, plant and equipment, net	$36,226,139	$(1,567,620)	$34,658,519

	2024
	Gross carrying amount	Accumulated depreciation	Net Carrying amount
Leasehold improvements	$1,841,160	$(31,760)	$1,809,400
Office furniture	117,595	(982)	116,613
Other fixtures and fittings, office equipment	69,760	(1,582)	68,178
Property, plant and equipment, net	$2,028,515	$(34,324)	$1,994,191